Annual Operating Expenses - FidelityAdvisorOverseasFund-AMCIZPRO - FidelityAdvisorOverseasFund-AMCIZPRO - Fidelity Advisor Overseas Fund	Dec. 30, 2023
Fidelity Advisor Overseas Fund - Class A
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.33%	[2]
Total annual operating expenses	1.11%
Fidelity Advisor Overseas Fund - Class C
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.33%	[2]
Total annual operating expenses	1.86%
Fidelity Advisor Overseas Fund - Class M
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.30%
Total annual operating expenses	1.33%
Fidelity Advisor Overseas Fund - Class I
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%	[2]
Total annual operating expenses	0.82%
Fidelity Advisor Overseas Fund - Class Z
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.70%

[1]	AThe management fee is comprised of a basic fee of 0.65% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI EAFE Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.